Fair value measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 26, 2015	Dec. 27, 2014
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets Measured on Recurring Basis

The following table shows the Company’s financial assets that are required to be measured at fair value on a recurring basis in our Consolidated Balance Sheets (in thousands):

	Fair Value Hierarchy	September 26, 2015	December 27, 2014
Other non-current assets:
2014 interest rate cap	Level 2	$1	$38
2015 interest rate cap	Level 2	$53	$—

The following table shows the Company’s financial assets that are required to be measured at fair value on a recurring basis in our Consolidated Balance Sheets (in thousands):

	Fair Value Hierarchy	December 27, 2014	December 28, 2013
Other non-current assets:
Interest rate caps	Level 2	$38	$—

Schedule of Fair Value Measurements, Nonrecurring

Fair value of debt is determined on a non-recurring basis, which results are summarized as follows (in thousands):

	Fair Value Hierarchy	September 26, 2015		December 27, 2014
		Carrying Value	Fair Value	Carrying Value	Fair Value

Total debt obligations:
Senior Secured Term Loan Facility(1)	Level 3	$95,500	$95,500	$93,721	$94,443

(1)	The fair value of long-term debt was estimated using a discounted cash flow method based on a discount rate, reflecting the applicable credit spread.

 Fair value of our debt is determined on a non-recurring basis, which results are summarized as follows (in thousands):

	Fair Value Hierarchy	December 27, 2014		December 28, 2013
		Carrying Value	Fair Value	Carrying Value	Fair Value
Total debt obligations:
Senior Secured Term Loan Facility(1)	Level 3	$93,721	$94,443	$102,500	$102,500

(1)	The fair value of long-term debt was estimated using a discounted cash flow method based on a discount rate, reflecting the applicable credit spread.